Financial Instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments
Liabilities	£ 688,963	£ 749,252	£ 761,261
Deposits by banks - repos
Financial Instruments
Financial Liabilities	7,419	5,239
Deposits - other
Financial Instruments
Financial Liabilities	39,479	33,317
Items in course of transmission to other banks	214	295
Customer accounts - repos
Financial Instruments
Financial Liabilities	31,002	27,096
Customer accounts - other
Financial Instruments
Financial Liabilities	367,034	353,872
Increase of carrying amount of other customer accounts designated as at fair value through profit or loss	114	155
Debt securities in issue
Financial Instruments
Financial Liabilities	30,559	27,245
Debt securities in issue | Bonds and Medium Term Notes
Financial Instruments
Financial Liabilities	25,922	24,037
Debt securities in issue | Certificates of Deposit and Other Commercial Paper
Financial Instruments
Financial Liabilities	4,637	3,208
Settlement balances
Financial Instruments
Financial Liabilities	2,844	3,645
Short positions
Financial Instruments
Financial Liabilities	28,527	22,077
Derivatives
Financial Instruments
Financial Liabilities	154,506	236,475
Subordinated liabilities
Financial Instruments
Financial Liabilities	12,722	19,419
Other liabilities
Financial Instruments
Liabilities	14,871	20,867
Held-for-trading | Debt securities in issue
Financial Instruments
Financial Liabilities	1,100	1,600
Designated as at fair value through profit or loss | Debt securities in issue
Financial Instruments
Financial Liabilities	3,400	4,600
Designated as at fair value through profit or loss | Subordinated liabilities
Financial Instruments
Financial Liabilities	900	1,000
Financial Assets and Liabilities, Category | Held-for-trading
Financial Instruments
Financial Liabilities	232,917	316,954
Financial Assets and Liabilities, Category | Held-for-trading | Deposits by banks - repos
Financial Instruments
Financial Liabilities	4,030	4,125
Financial Assets and Liabilities, Category | Held-for-trading | Deposits - other
Financial Instruments
Financial Liabilities	12,472	20,756
Financial Assets and Liabilities, Category | Held-for-trading | Customer accounts - repos
Financial Instruments
Financial Liabilities	24,333	23,186
Financial Assets and Liabilities, Category | Held-for-trading | Customer accounts - other
Financial Instruments
Financial Liabilities	11,513	12,778
Financial Assets and Liabilities, Category | Held-for-trading | Debt securities in issue
Financial Instruments
Financial Liabilities	1,107	1,614
Financial Assets and Liabilities, Category | Held-for-trading | Short positions
Financial Instruments
Financial Liabilities	28,527	22,077
Financial Assets and Liabilities, Category | Held-for-trading | Derivatives
Financial Instruments
Financial Liabilities	150,935	232,418
Financial Assets and Liabilities, Category | Designated as at fair value through profit or loss
Financial Instruments
Financial Liabilities	5,216	7,082
Financial Assets and Liabilities, Category | Designated as at fair value through profit or loss | Customer accounts - other
Financial Instruments
Financial Liabilities	874	1,506
Financial Assets and Liabilities, Category | Designated as at fair value through profit or loss | Debt securities in issue
Financial Instruments
Financial Liabilities	3,403	4,621
Financial Assets and Liabilities, Category | Designated as at fair value through profit or loss | Subordinated liabilities
Financial Instruments
Financial Liabilities	939	955
Financial Assets and Liabilities, Category | Hedging derivatives
Financial Instruments
Financial Liabilities	3,571	4,057
Financial Assets and Liabilities, Category | Hedging derivatives | Derivatives
Financial Instruments
Financial Liabilities	3,571	4,057
Financial Assets and Liabilities, Category | Amortised cost
Financial Instruments
Liabilities	434,569	402,302
Financial Assets and Liabilities, Category | Amortised cost | Deposits by banks - repos
Financial Instruments
Financial Liabilities	3,389	1,114
Financial Assets and Liabilities, Category | Amortised cost | Deposits - other
Financial Instruments
Financial Liabilities	27,007	12,561
Financial Assets and Liabilities, Category | Amortised cost | Customer accounts - repos
Financial Instruments
Financial Liabilities	6,669	3,910
Financial Assets and Liabilities, Category | Amortised cost | Customer accounts - other
Financial Instruments
Financial Liabilities	354,647	339,588
Financial Assets and Liabilities, Category | Amortised cost | Debt securities in issue
Financial Instruments
Financial Liabilities	26,049	21,010
Financial Assets and Liabilities, Category | Amortised cost | Settlement balances
Financial Instruments
Financial Liabilities	2,844	3,645
Financial Assets and Liabilities, Category | Amortised cost | Subordinated liabilities
Financial Instruments
Financial Liabilities	11,783	18,464
Financial Assets and Liabilities, Category | Amortised cost | Other liabilities
Financial Instruments
Liabilities	2,181	2,010
Other liabilities
Financial Instruments
Liabilities	12,690	18,857
Other liabilities | Other liabilities
Financial Instruments
Liabilities	£ 12,690	£ 18,857